9a. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
9a. SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

On February 15, 2012, the Company issued a promissory note to a related party, who is a shareholder of the Company, for $25,000. The note bears an annual interest rate of 6% per annum. The principal amount together with accrued interest will be due on the closing date of the Company’s financing pursuant to its February 2012 Private Placement Memorandum.

On February 8, 2012 the Company entered into an amended Executive Employment Agreement with the Company’s Chief Executive Officer and Chief Financial Officer whereby the Company and the Executives agreed to amend certain Employment Agreement dated on April 27, 2010 and extend the term of such Employment Agreement to February 1, 2015. The term may be extended for an additional 1 year period by written notice given by the Company to the Executives at least 60 days before the expiration date. All other terms and conditions of the Employment Agreement remain in full force and effect.

On February 7, 2012, the Company entered into a non-binding letter of intent with a Public company and the Public company’s shareholders regarding a merger or acquisition agreement through a share exchange whereby the Public company shall issue its shares in exchange for all of the outstanding stock of the Company which is commonly referred to as a reverse merger. The Company shall pay a purchase price in cash of $304,000 upon closing of such reverse merger transaction. Upon the execution of this letter of intent, the Company paid $25,000 which may be refunded back subject to a provision as defined in the letter of intent agreement.

The Company has evaluated events and transactions that occurred subsequent to December 31, 2011, through the date the consolidated financial statements were issued, for potential recognition or disclosure in the accompanying consolidated financial statements.  Other than the disclosures shown, the Company did not identify any events or transactions through date the consolidated financial statements were issued, that should be recognized or disclosed in the accompanying consolidated financial statement.